Restatement of Previously Issued Financial Statements - Summary of Effect of the Restatement on Financial Statement Line Items (Details) - USD ($)	3 Months Ended				6 Months Ended			12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2020	Jul. 10, 2019
Balance Sheet:
Derivative liabilities	$ 34,773,333	$ 26,720,000			$ 34,773,333		$ 27,610,000	$ 59,536,667
Total current liabilities	41,490,553				41,490,553		8,587	60,070,575
Total liabilities	57,240,553				57,240,553		8,587	75,820,575
Redeemable Equity								450,005,937
Additional paid-in capital							23,000
Accumulated deficit	(55,878,300)				(55,878,300)		(8,494)	(75,009,715)
Total shareholders' (deficit) equity	(55,877,175)	(46,684,194)	$ 15,638	$ 16,506	(55,877,175)	$ 15,638	16,506	(75,008,590)
Statement of Operations:
Professional fees, offering costs and other expenses							8,587	1,396,054
Change in fair value of derivatives	8,053,333		0		(24,763,334)	0		31,926,667
Loss from operations	(9,192,981)		(868)		19,131,415	(868)	(8,587)	(33,322,721)
Net loss attributable to ordinary shares	(9,186,142)	$ 28,331,159	$ (868)	$ 0	19,145,017	(868)	(8,494)	(33,316,784)
Statement of Cash Flows:
Net income attributable to ordinary shares					19,145,017	(868)	(8,494)	(33,316,784)
Change in accrued professional fees and other expenses					4,183,312	$ 868	8,587	1,193,073
Class A Ordinary Shares
Statement of Operations:
Net loss attributable to ordinary shares	$ (7,348,914)				$ 15,316,014			$ (26,653,427)
Basic and diluted net income per ordinary share	$ (0.16)		$ 0		$ 0.34	$ 0		$ (2.58)
Class F Ordinary Shares
Balance Sheet:
Class A ordinary shares	$ 1,125				$ 1,125		$ 2,000	$ 1,125
Statement of Operations:
Net loss attributable to ordinary shares	$ (1,837,228)				$ 3,829,003			$ (6,663,357)
Basic and diluted net income per ordinary share	$ (0.16)		$ 0.00		$ 0.34	$ 0.00	$ 0.00	$ (0.37)
As Previously
Balance Sheet:
Total current liabilities								$ 533,908
Total liabilities								16,283,908
Redeemable Equity								429,534,010
Class A ordinary shares								205
Additional paid-in capital								5,644,534
Accumulated deficit								(645,860)
Total shareholders' (deficit) equity								5,000,004
Statement of Operations:
Professional fees, offering costs and other expenses								643,303
Loss from operations								(643,303)
Net loss attributable to ordinary shares								(637,366)
Statement of Cash Flows:
Net income attributable to ordinary shares								(637,366)
Change in accrued professional fees and other expenses								440,322
Adjustments
Balance Sheet:
Derivative liabilities								59,536,667
Total current liabilities								59,536,667
Total liabilities								59,536,667
Redeemable Equity								20,471,927
Class A ordinary shares								(205)
Additional paid-in capital								(5,644,534)
Accumulated deficit								(74,363,855)
Total shareholders' (deficit) equity								(80,008,594)
Statement of Operations:
Professional fees, offering costs and other expenses								752,751
Change in fair value of derivatives								31,926,667
Loss from operations								(32,679,418)
Net loss attributable to ordinary shares								(32,679,418)
Statement of Cash Flows:
Net income attributable to ordinary shares								(32,679,418)
Change in accrued professional fees and other expenses								$ 752,751
Adjustments | Class A Ordinary Shares
Statement of Operations:
Basic and diluted net income per ordinary share								$ (2.58)
Adjustments | Class F Ordinary Shares
Statement of Operations:
Basic and diluted net income per ordinary share								$ (0.37)